UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  				[ ] is a restatement.
                                   				[ ] adds new holding entries.
Institutional Investment Manager Filing this Report:

					Name:     			Rock Point Advisors, LLC
					Address:  			77 College Street, 4th Floor
									P.O. Box 700
									Burlington, VT 05402
					Form 13F File Number:  	28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     				Evan I. Pemberton
Title:    				Chief Compliance Officer
Phone:    				802-864-2266
Signature, 				Place, 				and Date of Signing:
Evan I. Pemberton		        Burlington, VT			05-14-2012
Report type (Check only one.):
					[x]  13F HOLDINGS REPORT.
					[ ]  13F NOTICE.
					[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      	NONE
Form 13F Information Table Entry Total: 	80
Form 13F Information Table Value Total: 	190329

List of Other Included Managers: 		NONE

	FORM 13F INFORMATION TABLE
										  VALUE				INVESTMENT	   	 VOTING AUTHORITY
	NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)     	SHRS		DISCRETION	  SOLE	    SHARED	 NONE
--------------------------------	----------------	-----------	----------- 	--------	----------	--------   ----------	--------
ABB Ltd ADR				SPONSORED ADR		000375204	3408		168293		SOLE		160343			7950
Abbott Laboratories			COM			002824100	218		3557		SOLE		2657			900
Accenture				SHS CLASS A 		G1151C101	7233		112147		SOLE		105282			6865
Adobe Systems				COM			00724F101	4128		120320		SOLE		112605			7715
Advanced Energy				COM			007973100	2110		160855		SOLE		151505			9350
Agco					COM			001084102	4167		88259		SOLE		82754			5505
Agnico Eagle Mines			COM			008474108	324		9710		SOLE		9710			0
Altria Group				COM			02209S103	272		8817		SOLE		8817			0
Anadarko Petroleum			COM			032511107	2779		35470		SOLE		34120			1350
Bank of America				COM			060505104	751		78513		SOLE		74863			3650
Barrick Gold				COM			067901108	3544		81505		SOLE		77470			4035
Best Buy				COM			086516101	3677		155285		SOLE		144510			10775
Capitol Federal Financial		COM			14057J101	2627		221087		SOLE		203209			17878
Chart Industries			COM PAR $.01		16115Q308	5993		81725		SOLE		77090			4635
ChevronTexaco				COM			166764100	1262		11775		SOLE		11775			0
Chiquita Banana				COM			170032809	2189		249089		SOLE		234679			14410
Cisco Systems				COM			17275R102	6027		286115		SOLE		265430			20685
Coca-Cola				COM			191216100	213		2873		SOLE		2340			533
Covidien				SHS  			G2554F113	4227		77299		SOLE		72489			4810
Devon Energy				COM			25179M103	5205		73183		SOLE		69871			3312
Dominion Resources			COM			25746U109	256		5000		SOLE		5000			0
DuPont					COM			263534109	231		4361		SOLE		3861			500
Eastman Chemical			COM			277432100	303		5866		SOLE		5866			0
Eaton Vance Sr. Floating Rate		COM			27828Q105	172		11305		SOLE		11305			0
Ecolab					COM			278865100	632		10235		SOLE		10235			0
Eldorado Gold				COM			284902103	165		12000		SOLE		12000			0
Emerson Electric			COM			291011104	357		6848		SOLE		6848			0
Esco Technologies			COM			296315104	5143		139865		SOLE		131920			7945
Exxon Mobil				COM			30231G102	2435		28075		SOLE		24781			3294
General Electric			COM			369604103	1005		50059		SOLE		44942			5117
General Mills				COM			370334104	873		22140		SOLE		22140			0
General Motors				COM			37045V100	1524		59408		SOLE		55110			4298
GM Mandatory Preferred			JR PFD CNV SRB		37045V209	4738		113225		SOLE		106280			6945
Goldcorp				COM			380956409	270		6000		SOLE		6000			0
Green Mountain Coffee			COM			393122106	7155		152750		SOLE		143740			9010
Hugoton Royalty Trust			UNIT BEN INT		444717102	1736		118240		SOLE		111560			6680
Imperial Oil				COM NEW			453038408	227		5000		SOLE		5000			0
ING Prime Rate Trust			SH BEN INT		44977W106	102		17925		SOLE		17925			0
International Business Machine		COM			459200101	680		3258		SOLE		2992			266
J. M. Smucker				COM NEW			832696405	308		3783		SOLE		3720			63
Japan Smaller Cap Fund			COM			47109U104	255		32544		SOLE		30210			2334
Johnson & Johnson			COM			478160104	373		6417		SOLE		5817			600
Kinross Gold				COM NO PAR		496902404	2610		266575		SOLE		255365			11210
Kraft Foods				CL A			50075N104	221		5810		SOLE		5810			0
Ladenburg Thalmann Financial S		COM			50575Q102	53		30000		SOLE		30000			0
Layne Christensen			COM			521050104	5680		255270		SOLE		241350			13920
LSB Industries				COM			502160104	7350		188857		SOLE		177682			11175
M.S. Emerging Markets Debt Fun		COM			61744H105	135		12440		SOLE		12440			0
Market Vectors Gold Miners ETF		GOLD MINER ETF		57060U100	2740		55305		SOLE		52055			3250
Merck					COM			58933Y105	207		5391		SOLE		5213			178
MFS Charter Income Trust		SH BEN INT		552727109	104		10900		SOLE		8900			2000
MFS Multi Market Income			SH BEN INT		552737108	77		11000		SOLE		11000			0
Microsoft				COM			594918104	6913		214329		SOLE		201177			13152
Monmouth Real Estate Investmen		CL A			609720107	2856		293220		SOLE		266020			27200
National Oilwell Varco			COM			637071101	6475		81478		SOLE		76373			5105
Newmont Mining				COM			651639106	2553		49802		SOLE		47912			1890
Nokia Corp Spon Adr			SPONSORED ADR		654902204	2754		501600		SOLE		472960			28640
NTT Docomo				SPONS ADR		62942M201	3885		233069		SOLE		219269			13800
Overhill Farms				COM			690212105	2718		603900		SOLE		581300			22600
Pearson Plc				SPONSORED ADR		705015105	2162		115360		SOLE		107290			8070
Penn West Petroleum Ltd			COM			707887105	980		50070		SOLE		46970			3100
People's United Financial		COM			712704105	4296		324744		SOLE		299719			25025
Pepsico					COM			713448108	256		3858		SOLE		3608			250
Philip Morris Intl Inc			COM			718172109	728		8217		SOLE		8217			0
Platinum Group Metals			COM NEW			72765Q205	39		26800		SOLE		26800			0
Procter & Gamble			COM			742718109	1767		26739		SOLE		24620			2119
Quanta Services Inc			COM			74762E102	4026		192625		SOLE		182105			10520
Streetracks Gold Trust			GOLD SHS		78463V107	472		2910		SOLE		2910			0
Stryker					COM			863667101	4797		86460		SOLE		81225			5235
SunOpta					COM			8676EP108	4258		778495		SOLE		735295			43200
Templeton Global Income			COM			880198106	1187		122971		SOLE		114671			8301
TJX Companies				COM			872540109	4533		114163		SOLE		107223			6940
Triangle Petroleum			COM NEW			89600B201	69		10000		SOLE		10000			0
Vanguard Short-Term Bond		SHORT TRM BOND		921937827	907		11210		SOLE		10460			750
Veolia Environnement			SPONSORED ADR		92334N103	2588		156745		SOLE		148495			8250
Vodafone Plc ADR			SPONS AD NEW		92857W209	5738		208753		SOLE		196532			12221
W. P. Carey				COM			92930Y107	9103		195690		SOLE		184400			11290
Williams				COM			969457100	4719		153160		SOLE		143155			10005
WPX Energy				COM			98212B103	911		50602		SOLE		47274			3328
ZaZa Energy				COM			98919T100	168		36000		SOLE		36000			0



